Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 30, 2021
Registrant Name	dei_EntityRegistrantName	FINANCIAL INVESTORS TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0000915802
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 29, 2021
Document Effective Date	dei_DocumentEffectiveDate	Sep. 30, 2021
Prospectus Date	rr_ProspectusDate	Aug. 31, 2021
Emerald Banking and Finance Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

FINANCIAL INVESTORS TRUST EMERALD BANKING AND FINANCE FUND (“The Fund”)

SUPPLEMENT DATED SEPTEMBER 29, 2021 TO THE SUMMARY PROSPECTUS, PROSPECTUS, AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”) DATED AUGUST 31, 2021

Effective September 30, 2021, the name of the Emerald Banking and Finance Fund has changed to the Emerald Finance & Banking Innovation Fund. Accordingly, all references to the Emerald Banking and Finance Fund in the Summary Prospectus, Prospectus and SAI are hereby deleted and replaced with Emerald Finance & Banking Innovation Fund. This name change does not result in any change to the investment objective, portfolio management process or benchmark for the Fund.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
FOR FUTURE REFERENCE.